Expense Example - VIPSectorFunds-ServiceClass2ComboPRO - VIPSectorFunds-ServiceClass2ComboPRO - VIP Energy Portfolio - VIP Energy Portfolio - Service Class 2	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 87
3 years	271
5 years	471
10 years	$ 1,049